Regulation and Legislation (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Additional percentage of tax levied	0.50%
Description of tender	The tender is to include 30MHz in the 700MHz frequencies band, 60MHz in the 2600MHz frequencies band and 300 MHz in the 3500-3800 MHz frequencies band. The frequencies shall be allocated for a period of 10-15 years. The tender will be open for MNOs only, other than 100MHz in the 3500-3600 MHz frequencies band which will be open for any contender. New contenders may only provide specific 5G services.
Revenues	₪ 3,708	₪ 3,688	₪ 3,871
Deployment period	three years
Top of range [member]
Statement Line Items [Line Items]
Revenues	₪ 10
Original deployment obligation percentage	10.00%